Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,543,982	¥ 7,603,250	¥ 8,105,712
Game & Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,848,298	1,581,568	1,479,775
Game & Network Services | Network
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,033,192	714,924	529,318
Game & Network Services | Hardware and other products and services [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	815,106	866,644	950,457
Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	784,792	630,767	602,564
Music | Recorded Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	446,960	388,948	412,718
Music | Music Publishing
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	74,360	66,541	71,258
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	263,472	175,278	118,588
Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,010,173	901,230	935,827
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	448,945	409,363	447,355
Pictures | Television Productions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	289,024	271,886	270,115
Pictures | Media Networks
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	272,204	219,981	218,357
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,221,734	1,034,215	1,155,085
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	861,763	720,557	797,764
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	357,194	311,771	354,946
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,777	1,887	2,375
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	647,163	571,499	677,231
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	231,845	219,665	248,454
Imaging Products & Solutions | Still and Video Cameras
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	415,318	351,834	428,777
Mobile Communications
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	713,916	752,688	1,121,925
Semiconductors
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	726,892	659,779	599,430
Financial Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,221,235	1,080,284	1,066,319
All Other
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	351,527	375,116	435,668
Corporate
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 18,252	¥ 16,104	¥ 31,888